RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)				11 Months Ended	12 Months Ended
	Mar. 22, 2022	Jun. 26, 2021	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2022	Feb. 08, 2021
RELATED PARTY TRANSACTIONS
Outstanding of promissory note - related party				$ 78,925
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding				0	207,081
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding				2,875,000	4,253,517
Introducing Advisor Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Percentage of ownership as consideration for service		5.00%
Threshold period for consideration payable after the closes on business combination or any financing with any Advisor Target or any affiliate of an Advisor Target		6 months
First Amendment to the Introducing Advisor Agreement
RELATED PARTY TRANSACTIONS
Percentage of success fee on any PIPE that was brought by ARC	5.00%
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 300,000
Outstanding balance of related party note				$ 0	$ 0
Outstanding of promissory note - related party			$ 78,925
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month					10,000
Administrative Support Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Expenses per month					120,000
Related party transaction expenses				$ 80,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Related party loans convertible up to consummation of a business combination					$ 1,500,000
Sale of stock, price per share					$ 10.00
Related Party Loans | Over-Allotment Option
RELATED PARTY TRANSACTIONS
Sale of stock, price per share					$ 0.10
Deposit held in trust account					$ 1,150,000
Business combination, total payments					$ 2,300,000
Founder Shares | Second Amendment to the Introducing Advisor Agreement | Class B Common Stock | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Number of shares granted					1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766